Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Assets And Liabilities Measured At Fair Value On A Recurring Basis

	Fair Value Measurements
	At December 31, 2012
(in millions)	Level 1	Level 2	Level 3	Netting (1)	Total
Assets:
Money market investments	$209	$-	$-	$-	$209
Nuclear decommissioning trusts
Money market investments	21	-	-	-	21
U.S. equity securities	940	9	-	-	949
Non-U.S. equity securities	379	-	-	-	379
U.S. government and agency securities	681	139	-	-	820
Municipal securities	-	59	-	-	59
Other fixed-income securities	-	173	-	-	173
Total nuclear decommissioning trusts (2)	2,021	380	-	-	2,401
Price risk management instruments
(Note 10)
Electricity	1	60	80	6	147
Gas	-	5	1	(6)	-
Total price risk management instruments	1	65	81	-	147
Rabbi trusts
Fixed-income securities	-	30	-	-	30
Life insurance contracts	-	72	-	-	72
Total rabbi trusts	-	102	-	-	102
Long-term disability trust
Money market investments	10	-	-	-	10
U.S. equity securities	-	14	-	-	14
Non-U.S. equity securities	-	11	-	-	11
Fixed-income securities	-	136	-	-	136
Total long-term disability trust	10	161	-	-	171
Total assets	$2,241	$708	$81	$-	$3,030
Liabilities:
Price risk management instruments
(Note 10)
Electricity	$155	$144	$160	$(156)	$303
Gas	8	9	-	(9)	8
Total liabilities	$163	$153	$160	$(165)	$311

(1) Includes the effect of the contractual ability to settle contracts under master netting agreements and margin cash collateral.
(2) Excludes $240 million at December 31, 2012 primarily related to deferred taxes on appreciation of investment value.

	Fair Value Measurements
	At December 31, 2011
(in millions)	Level 1	Level 2	Level 3	Netting (1)	Total
Assets:
Money market investments	$206	$-	$-	$-	$206
Nuclear decommissioning trusts
Money market investments	24	-	-	-	24
U.S. equity securities	841	8	-	-	849
Non-U.S. equity securities	323	-	-	-	323
U.S. government and agency securities	720	156	-	-	876
Municipal securities	-	58	-	-	58
Other fixed-income securities	-	99	-	-	99
Total nuclear decommissioning trusts (2)	1,908	321	-	-	2,229
Price risk management instruments
(Note 10)
Electricity	-	92	69	8	169
Gas	-	6	-	(3)	3
Total price risk management instruments	-	98	69	5	172
Rabbi trusts
Fixed-income securities	-	25	-	-	25
Life insurance contracts	-	67	-	-	67
Total rabbi trusts	-	92	-	-	92
Long-term disability trust
Money market investments	13	-	-	-	13
U.S. equity securities	-	15	-	-	15
Non-U.S. equity securities	-	9	-	-	9
Fixed-income securities	-	145	-	-	145
Total long-term disability trust	13	169	-	-	182
Total assets	$2,127	$680	$69	$5	$2,881
Liabilities:
Price risk management instruments
(Note 10)
Electricity	$411	$289	$143	$(441)	$402
Gas	31	13	-	(32)	12
Total liabilities	$442	$302	$143	$(473)	$414

(1) Includes the effect of the contractual ability to settle contracts under master netting agreements and margin cash collateral.
(2) Excludes $188 million at December 31, 2011 primarily related to deferred taxes on appreciation of investment value.

Sensitivity Analysis
	Fair Value at
(in millions)	31-Dec-12
Fair Value Measurement	Assets	Liabilities	Valuation Technique	Unobservable Input	Range (1)
Congestion revenue rights	$80	$16	Market approach	CRR auction prices	$(9.04) - 55.15
Power purchase agreements	$-	$145	Discounted cash flow	Forward prices	$8.59 - 62.90

Level 3 Reconciliation
	Price Risk Management Instruments
(in millions)	2012	2011
Liability balance as of January 1	$(74)	$(399)
Realized and unrealized gains (losses):
Included in regulatory assets and liabilities or balancing accounts (1)	(5)	122
Transfers out of Level 3	-	203
Liability balance as of December 31	$(79)	$(74)

 (1) Price risk management activities are recoverable through customer rates, therefore, balancing account revenue is recorded for amounts settled and   purchased and there is no impact to net income. Unrealized gains and losses are deferred in regulatory liabilities and assets

Carrying Amount And Fair Value Of Financial Instruments
	At December 31,
	2012		2011
(in millions)	Carrying Amount	Level 2 Fair Value	Carrying Amount	Level 2 Fair Value
Debt (Note 4)
PG&E Corporation	$349	$371	$349	$380
Utility	11,645	13,946	10,545	12,543
Energy recovery bonds (Note 5)	-	-	423	433

Schedule Of Unrealized Gains (Losses) Related To Available-For-Sale Investments
		Total	Total
	Amortized	Unrealized	Unrealized	Total Fair
(in millions)	Cost	Gains	Losses	Value (1)
As of December, 2012
Money market investments	$21	$-	$-	$21
Equity securities
U.S.	331	618	-	949
Non-U.S.	199	181	(1)	379
Debt securities
U.S. government and agency
securities	723	97	-	820
Municipal securities	56	4	(1)	59
Other fixed-income securities	168	5	-	173
Total	$1,498	$905	$(2)	$2,401
As of December 31, 2011
Money market investments	$24	$-	$-	$24
Equity securities
U.S.	334	518	(3)	849
Non-U.S.	194	131	(2)	323
Debt securities
U.S. government and agency securities	774	102	-	876
Municipal securities	56	2	-	58
Other fixed-income securities	96	3	-	99
Total	$1,478	$756	$(5)	$2,229

 (1) Excludes $240 million and $188 million at December 31, 2012 and December 31, 2011, respectively, primarily related to deferred taxes on appreciation of investment value.

Schedule Of Long Term Debt Repayments
(in millions)	As of December 31, 2012
Less than 1 year	$5
1-5 years	456
5-10 years	218
More than 10 years	373
Total maturities of debt securities	$1,052

Schedule Of Activity For Debt And Equity Securities
	2012	2011	2010
(in millions)
Proceeds from sales and maturities of nuclear decommissioning trust
investments	$1,133	$1,928	$1,405
Gross realized gains on sales of securities held as available-for-sale	19	43	42
Gross realized losses on sales of securities held as available-for-sale	(17)	(30)	(11)